Short-term investments (Tables)	6 Months Ended
Jun. 30, 2026
Short-term Investments
Schedule of Short term investments

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Marketable securities	1,138,090,600	867,738,320	127,404,355

Schedule of Fair value disclosure

December 31, 2025
	December 31,	Fair Value
	2025	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	1,138,090,600	1,138,090,600	-	-

June 30, 2026
	June 30,	Fair Value
	2026	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Marketable securities	867,738,320	867,738,320	-	-